Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Intangible assets

10. Intangible assets

Intangible assets consisted of the following at December 31, 2023 and 2022:

	December 31,	December 31,
	2023	2022
Software development costs	$-	$-
Website	-	3,000
Less: Accumulated amortization	-	(250)
Intangible assets - net	$-	$2,750

Amortization expense was $1,000 and $345,903, recorded within general and administrative expenses on the statement of operations, for the years ended December 31, 2023 and 2022, respectively. During the year ended December 31, 2023, the Company disposed of $3,000 in intangible assets related to VitalityRx, which included an adjustment to accumulated depreciation in the amount of $1,750.